Offerings	Oct. 20, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Offering Note	Omitted pursuant to Form F-3 General Instruction II.E.

Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. An unspecified number of the securities of each identifiedclass of securities is being registered for possible issuance from time to time at indeterminate prices.

In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee. In connection with the securities offered hereby, the registrant willpay “pay-as-you-go registration fees” in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Security Type	Other
Security Class Title	Warrants
Offering: 3
Offering:
Security Type	Other
Security Class Title	Rights
Offering: 4
Offering:
Security Type	Other
Security Class Title	Units
Offering: 5
Offering:
Fee Previously Paid	true
Offering: 6
Offering:
Fee Previously Paid	false